Cover	Jul. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 07, 2022
Entity Registrant Name	NERDWALLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40994
Entity Tax Identification Number	45-4180440
Entity Address, Address Line One	55 Hawthorne Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	549-8913
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	NRDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001625278
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this Amendment) amends the Current Report on Form 8-K filed by NerdWallet, Inc. (NerdWallet or the Company) with the Securities and Exchange Commission on July 13, 2022 (the Original Form 8-K). In the Original Form 8-K, the Company disclosed its expectation that Kelly Gillease would serve as a consultant to the Company following her departure as the Company’s Chief Marketing Officer. This Amendment amends the Original Form 8-K solely to provide the terms of such consulting arrangement.